FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2012
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 41: FOREIGN EXCHANGE POSITION

At December 31, 2012, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 33,578,343 thousand (EUR 29,678,928 thousand for 2011 and EUR 31,173,624 thousand for 2010) and EUR 26,121,234 thousand (EUR 22,768,716 thousand for 2011 and EUR 23,830,041 thousand for 2010), respectively.